SHARE CAPITAL - Exercise of stock options (Details) $ / shares in Units, $ in Thousands	12 Months Ended					13 Months Ended
	Aug. 31, 2022 CAD ($)	Aug. 31, 2022 shares		Aug. 31, 2022 Share	Aug. 31, 2022 $ / shares	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 shares		Sep. 30, 2023 Share	Sep. 30, 2023 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement (in shares) | Share				25,200					26,300
Average exercise price (cad per share) | $ / shares					$ 2.79					$ 1.47
Proceeds from exercise of options	$ 74					$ 39
Exercise of stock options	74					39
Number of warrants exercised in the period (shares) | shares		0					0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised of restricted share units or performance share units (in shares) | Share				64,751					59,138
Exercise of restricted share units or performance share units	1,239					621
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised of restricted share units or performance share units (in shares)		18,584	[1]	18,584			948	[1]	948
Exercise of restricted share units or performance share units	0					0
Issued capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of stock options	127					69
Issued capital | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of restricted share units or performance share units	221					10
Reserve of change in value of options and warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of stock options	(53)					(30)
Reserve of change in value of options and warrants | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of restricted share units or performance share units	(1,239)					(621)
Reserve of change in value of options and warrants | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of restricted share units or performance share units	$ (221)					$ (10)

[1]	[1] The Company implemented a consolidation of its common shares in July 2023 and the number of common shares have been retrospectively adjusted. Refer to Note 1 for further information.